Supplemental guarantor financial information (Condensed consolidated statement of comprehensive income - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statement of Income Captions [Line Items]
Net income (loss)		$ 1,080,353	$ 1,039,516	$ 1,177,172
Other comprehensive income:
Net change in fair value of derivatives, net of tax		14,918	5,990	338
Actuarial gain on pension obligations, net of tax		1,125	(1,452)	250
Total other comprehensive income		16,043	4,538	588
Comprehensive income		1,096,396	1,044,054	1,177,760
Comprehensive (income) loss attributable to non-controlling interest		(4,202)	7,114	1,558
Total comprehensive income attributable to AerCap Holdings N.V.		1,092,194	1,051,168	1,179,318
AGAT/AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)		1,080,000	1,040,000	1,177,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax		15,000	6,000	0
Actuarial gain on pension obligations, net of tax		1,000	(2,000)	0
Total other comprehensive income		16,000	4,000	0
Comprehensive income		1,096,000	1,044,000	1,177,000
Comprehensive (income) loss attributable to non-controlling interest		(4,000)	7,000	2,000
Total comprehensive income attributable to AerCap Holdings N.V.		1,092,000	1,051,000	1,179,000
Eliminations | AGAT/AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)		(1,989,000)	(2,084,000)	(2,269,000)
Other comprehensive income:
Net change in fair value of derivatives, net of tax		0	0	0
Actuarial gain on pension obligations, net of tax		0	0	0
Total other comprehensive income		0	0	0
Comprehensive income		(1,989,000)	(2,084,000)	(2,269,000)
Comprehensive (income) loss attributable to non-controlling interest		0	0	0
Total comprehensive income attributable to AerCap Holdings N.V.		(1,989,000)	(2,084,000)	(2,269,000)
AerCap Holdings N.V. | AGAT/AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)		1,076,000	1,047,000	1,179,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax		0	0	0
Actuarial gain on pension obligations, net of tax		0	0	0
Total other comprehensive income		0	0	0
Comprehensive income		1,076,000	1,047,000	1,179,000
Comprehensive (income) loss attributable to non-controlling interest		0	0	0
Total comprehensive income attributable to AerCap Holdings N.V.		1,076,000	1,047,000	1,179,000
AerCap Global Aviation Trust | AGAT/AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)		775,000	919,000	1,061,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax		0	0	0
Actuarial gain on pension obligations, net of tax		0	0	0
Total other comprehensive income		0	0	0
Comprehensive income		775,000	919,000	1,061,000
Comprehensive (income) loss attributable to non-controlling interest		0	0	0
Total comprehensive income attributable to AerCap Holdings N.V.		775,000	919,000	1,061,000
AerCap Ireland Capital Designated Activity Company | AGAT/AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)		623,000	757,000	929,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax		0	0	0
Actuarial gain on pension obligations, net of tax		0	0	0
Total other comprehensive income		0	0	0
Comprehensive income		623,000	757,000	929,000
Comprehensive (income) loss attributable to non-controlling interest		0	0	0
Total comprehensive income attributable to AerCap Holdings N.V.		623,000	757,000	929,000
Guarantors | AGAT/AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	[1]	944,000	842,000	846,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	[1]	13,000	0	0
Actuarial gain on pension obligations, net of tax	[1]	0	(2,000)	0
Total other comprehensive income	[1]	13,000	(2,000)	0
Comprehensive income	[1]	957,000	840,000	846,000
Comprehensive (income) loss attributable to non-controlling interest	[1]	0	0	0
Total comprehensive income attributable to AerCap Holdings N.V.	[1]	957,000	840,000	846,000
Non- Guarantors | AGAT/AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)		(349,000)	(441,000)	(569,000)
Other comprehensive income:
Net change in fair value of derivatives, net of tax		2,000	6,000	0
Actuarial gain on pension obligations, net of tax		1,000	0	0
Total other comprehensive income		3,000	6,000	0
Comprehensive income		(346,000)	(435,000)	(569,000)
Comprehensive (income) loss attributable to non-controlling interest		(4,000)	7,000	2,000
Total comprehensive income attributable to AerCap Holdings N.V.		$ (350,000)	$ (428,000)	$ (567,000)

[1]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.